Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Elimination Of Equity [Table Text Block]
Details of the liabilities eliminated are as follows:

(in thousands of U.S. dollars)	As of August 12, 2014
Accrued interest on $48.5 million Promissory note due to Höegh LNG transferred to Partnership	$(1,684)
Accrued interest on $101.5 million Promissory note due to Höegh LNG transferred to Partnership	(2,947)
$40.0 million Promissory note and accrued interest due to Höegh LNG transferred to Partnership	(41,168)
Elimination to equity as of August 12, 2014	$45,799

Restatement to Prior Year Income [Table Text Block]
The following table presents the effect of the restatement on the Partnership’s previously reported net income (loss) and total equity as of the date and for the periods shown:

	Net Income (loss)			Total Equity
(in thousands of U.S. dollars)	August 12 to December 31, 2014	January 1 to August 12, 2014	Year ended December 31, 2013	As of December 31, 2014	As of December 31, 2013
	(Post-IPO)	(Pre-IPO)	(Pre-IPO)
As previously reported	$13,195	(10,786)	40,527	237,440	$(48,035)
Adjustments:
VAT, WHT and other	75	(1,065)	(61)	(957)	(61)
Indirect adjustments	(15)	(90)	—	(105)	—
As restated	$13,255	(11,941)	40,466	236,378	$(48,096)

Consolidated and Combined Carve-out Statement of Income [Member]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following table presents the effect of the restatement on the Partnership’s consolidated and combined carve-out statement of income:

	Year ended December 31, 2014
		Adjustments
(in thousands of U.S. dollars, except per unit amounts)	As reported	VAT, WHT and other	Indirect adjustments	As restated
REVENUES
Time charter revenues	$20,918	1,339	(30)	$22,227
Construction contract revenues	49,277	2,591	—	51,868
Other Revenue	—	474	—	474
Total revenues	70,195	4,404	(30)	74,569
OPERATING EXPENSES
Voyage expenses	(1,139)	—	—	(1,139)
Vessel operating expenses	(5,297)	(900)	—	(6,197)
Construction contract expenses	(35,384)	(3,186)	—	(38,570)
Administrative expenses	(11,656)	(910)	—	(12,566)
Depreciation and amortization	(1,317)	—	—	(1,317)
Total operating expenses	(54,793)	(4,996)	—	(59,789)
Equity in earnings (losses) of joint ventures	(5,330)	—	—	(5,330)
Operating income	10,072	(592)	(30)	9,450
FINANCIAL INCOME (EXPENSES), NET
Interest income	4,959	—	—	4,959
Interest expense	(9,590)	—	(75)	(9,665)
Gain (loss) on derivative financial instruments	(161)	—	—	(161)
Other items, net	(2,366)	(422)	—	(2,788)
Total financial income (expense), net	(7,158)	(422)	(75)	(7,655)
Income (loss) before tax	2,914	(1,014)	(105)	1,795
Income tax expense	(505)	24	—	(481)
Net income (loss)	$2,409	(990)	(105)	$1,314

Earnings per unit
Common unit public (basic and diluted)	$0.50			$0.50
Common unit Höegh LNG (Basic and diluted)	$0.50			$0.50
Subordinated unit (basic and diluted)	$0.50			$0.50

	Year ended December 31, 2013
		Adjustments
(in thousands of U.S. dollars)	As reported	VAT, WHT and other	Indirect adjustments	As restated
REVENUES
Time charter revenues	$—	—	—	$—
Construction contract revenues	50,362	700	—	51,062
Other revenue	511	—	—	511
Total revenues	50,873	700	—	51,573
OPERATING EXPENSES
Construction contract expenses	(43,272)	(686)	—	(43,958)
Administrative expenses	(8,043)	—	—	(8,043)
Depreciation and amortization	(8)	—	—	(8)
Total operating expenses	(51,323)	(686)	—	(52,009)
Equity in earnings (losses) of joint ventures	40,228	—	—	40,228
Operating income	39,778	14	—	39,792
FINANCIAL INCOME (EXPENSES), NET
Interest income	2,122	—	—	2,122
Interest expense	(352)	—	—	(352)
Other items, net	(1,021)	(75)	—	(1,096)
Total financial income (expense), net	749	(75)	—	674
Income (loss) before tax	40,527	(61)	—	40,466
Income tax expense	—	—	—	—
Net income (loss)	$40,527	(61)	—	$40,466

Consolidated and Combined Carve-out Balance Sheet [Member]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following table presents the effect of the restatement on the Partnership’s consolidated and combined carve-out balance sheet:

	As of December 31, 2014
		Adjustments
	As reported	VAT, WHT and other	Indirect adjustments	As restated
ASSETS
Current assets
Cash and cash equivalents	$30,477	—	—	$30,477
Restricted cash	21,935	—	—	21,935
Trade receivables	—	6,189	—	6,189
Deferred debt issuance cost	2,603	(29)	—	2,574
Current portion of net investment in direct financing lease	2,809	85	—	2,894
Prepaid expenses and other receivables	5,091	(4,527)	—	564
Other current assets	150,224	—	—	150,224
Total current assets	213,139	1,718	—	214,857
Long-term assets
Restricted cash	15,184	—	—	15,184
Deferred debt issuance cost	11,974	(343)	(75)	11,556
Net investment in direct financing lease	292,379	120	(30)	292,469
Long-term deferred tax asset	1,572	26	—	1,598
Other long-term assets	21,626	(6,177)	—	15,449
Other equipment and advances to joint ventures	12,341	—	—	12,341
Total long-term assets	355,076	(6,374)	(105)	348,597
Total assets	$568,215	(4,656)	(105)	$563,454
LIABILITIES AND EQUITY
Current liabilities
Value added and withholding tax liability	835	2,231	—	3,066
Accrued liabilities and other payables	19,201	(5,836)	—	13,365
Other current liabilities	31,088	—	—	31,088
Total current liabilities	51,124	(3,605)	—	47,519
Total long-term liabilities	279,651	—	—	279,651
Total liabilities	330,775	(3,605)	—	327,170
Total equity	237,440	(1,051)	(105)	236,284
Total liabilities and equity	$568,215	(4,656)	(105)	$563,454

	As of December 31, 2013
		Adjustments
	As reported	VAT, WHT and other	Indirect adjustments	As restated
ASSETS
Current assets
Cash and cash equivalents	$108	—	—	$108
Unbilled construction contract income	54,473	701	—	55,174
Other current assets	10,542	—	—	10,542
Total current assets	65,123	701	—	65,824
Long-term assets
Restricted cash	10,700	—	—	10,700
Newbuildings	122,517	55	—	122,572
Deferred debt issuance cost	6,931	811	—	7,742
Other long-term assets	21,459	—	—	21,459
Total long-term assets	161,607	866	—	162,473
Total assets	$226,730	1,567	—	$228,297
LIABILITIES AND EQUITY
Current liabilities
Value added and withholding tax liability	2,987	1,628	—	4,615
Other current liabilities	216,544	—	—	216,544
Total current liabilities	219,531	1,628	—	221,159
Total long-term liabilities	55,234	—	—	55,234
Total liabilities	274,765	1,628	—	276,393
Total equity	(48,035)	(61)		(48,096)
Total liabilities and equity	$226,730	1,567	—	$228,297

Consolidated and Combined Carve-out Statements of Cash Flows [Member]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following table presents the effect of the restatement on the Partnership’s consolidated and combined carve-out statements of cash flows:

	For the year ended December 31, 2014
		Adjustments
	As reported	VAT, WHT and other	Indirect adjustments	As restated
OPERATING ACTIVITIES
Net income	$2,409	(990)	(105)	$1,314
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,317	—	—	1,317
Equity in earnings of joint ventures	5,330	—	—	5,330
Changes in accrued interest income on advances to joint ventures and demand note	(4,349)	—	—	(4,349)
Amortization and write off of deferred debt issuance cost	4,287	—	75	4,362
Changes in accrued interest expense	1,146		—	1,146
Refundable value added tax liability on import	(23,401)	(2,897)	—	(26,298)
Net currency exchange losses (gains)	—	(271)	—	(271)
Unrealized loss on financial instruments	161	—	—	161
Other adjustments	59	(24)	—	35
Changes in working capital:
Restricted cash	(21,935)	(245)	—	(22,180)
Trade receivables	—	(6,115)	—	(6,115)
Unbilled construction contract income	54,473	701	—	55,174
Prepaid expenses and other receivables	(4,503)	4,529	—	26
Trade payables	864	—	—	864
Amounts due to owners and affiliates	6,019	—	—	6,019
Value added and withholding tax liability	(2,459)	10,119	—	7,660
Accrued liabilities and other payables	9,622	(5,841)	—	3,781
Net cash provided by (used in) operating activities	29,040	(1,034)	(30)	27,976

INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	(170,755)	(151)	—	(170,906)
Demand note made to Höegh LNG	(140,000)	—	—	(140,000)
Receipts from repayment of principal on advances to joint ventures	6,666	—	—	6,666
Receipts from repayment of principal on direct financing lease	1,311	—	30	1,341
(Increase) decrease in restricted cash	10,700	—	—	10,700
Net cash provided by (used in) investing activities	$(292,078)	(151)	30	$(292,199)

The following table presents the effect of the restatement on the Partnership’s consolidated and combined carve-out statements of cash flows:

	For the year ended December 31, 2014
		Adjustments
	As	VAT, WHT	Indirect
	reported	and other	adjustments	As restated
FINANCING ACTIVITIES
Proceeds from long-term debt	$257,099	—	—	$257,099
Proceeds from amounts due to owners and affiliates	10,193	—	—	10,193
Proceeds from loans and promissory notes due to owners and affiliates	650	—	—	650
Repayment of long-term debt	(44,766)	—	—	(44,766)
Repayment of amounts due to owners and affiliates	(25,400)	—	—	(25,400)
Repayment of loans and promissory notes due to owners and affiliates	(49,150)	—	—	(49,150)
Contributions from (distributions to) owner	(11,198)	—	—	(11,198)
Customer loan for funding of value added liability on import	26,297	—	—	26,297
Payment of debt issuance cost	(9,208)	1,185	—	(8,023)
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering	203,467	—	—	203,467
Cash from proceeds of initial public offering distributed to Höegh LNG	(43,467)	—	—	(43,467)
Cash distributions to owners	(4,826)	—	—	(4,826)
Cash settlement of derivative financial instruments	(1,100)	—	—	(1,100)
(Increase) decrease in restricted cash	(15,184)	—	—	(15,184)
Net cash provided by (used in) financing activities	293,407	1,185	—	294,592

Increase (decrease) in cash and cash equivalents	30,369	—	—	30,369
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—
Cash and cash equivalents, beginning of period	108	—	—	108
Cash and cash equivalents, end of period	$30,477	—	—	$30,477

	For the year ended December 31, 2013
	As reported	VAT, WHT and other	As restated
OPERATING ACTIVITIES
Net income (loss)	$40,527	$(61)	$40,466
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	8	—	8
Equity in losses (earnings) of joint ventures	(40,228)	—	(40,228)
Changes in accrued interest income on advances to joint ventures and demand note	(1,381)	—	(1,381)
Amortization and write off of deferred debt issuance cost	379	—	379
Changes in accrued interest expense	352	—	352
Other adjustments	(38)	—	(38)
Changes in working capital:
Trade receivables	(58)	—	(58)
Unbilled construction contract income	(50,362)	(700)	(51,062)
Prepaid expenses and other receivables	(530)	—	(530)
Trade payables	(212)	—	(212)
Value added and withholding tax liability	2,987	1,627	4,614
Accrued liabilities and other payables	6,473	—	6,473
Net cash provided by (used in) operating activities	(42,083)	866	(41,217)

INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	(36,268)	(55)	(36,323)
Receipts from repayment of principal on advances to joint ventures	5,542	—	5,542
Net cash provided by investing activities	$(30,726)	$(55)	$(30,781)

FINANCING ACTIVITIES
Proceeds from amounts due to owners and affiliates	15,207	—	15,207
Proceeds from loans and promissory notes due to owners and affiliates	101,493	—	101,493
Contributions from (distributions to) owner	(35,333)	—	(35,333)
Payment of debt issuance cost	(8,550)	(811)	(9,361)
Net cash provided by (used in) financing activities	72,817	(811)	72,006

Increase (decrease) in cash and cash equivalents	8	—	8
Cash and cash equivalents, beginning of period	100	—	100
Cash and cash equivalents, end of period	$108	$—	$108

Consolidated and Combined Carve-out Statements of Comprehensive Income [Member]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following table presents the effect of the restatement on the Partnership’s consolidated and combined carve-out statement of comprehensive income:

	Year ended December 31, 2014
		Adjustments
(in thousands of U.S. dollars, except per unit amounts)	As reported	VAT, WHT and other	Indirect adjustments	As restated
Net income	$2,409	(990)	(105)	$1,314
Unrealized losses on cash flow hedge	(10,159)	—	—	(10,159)
Income tax benefit	1,890	94	—	1,984
Other comprehensive income	(8,269)	94	—	(8,175)
Comprehensive income (loss)	$(5,860)	(896)	(105)	$(6,861)

The following table presents the effect of the restatement on the Partnership’s consolidated and combined carve-out statement of comprehensive income:

	Year ended December 31, 2013
		Adjustments
(in thousands of U.S. dollars, except per unit amounts)	As reported	VAT, WHT and other	Indirect adjustments	As restated
Net income	$40,527	(61)	—	$40,466
Unrealized losses on cash flow hedge	—	—	—	—
Income tax benefit	—	—	—	—
Other comprehensive income	—	—	—	—
Comprehensive income (loss)	$40,527	(61)	—	$40,466